Variable Interest Entities -- Consumer Loan Securitizations (Details) - Consolidated VIEs - Consumer Loan Securitizations - USD ($) $ in Millions	Mar. 31, 2016	Feb. 16, 2016
Whitford Brook 2014-VFN1 Securitization
Debt Instrument [Line Items]
Securitization transaction outstanding	$ 200
Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price		$ 371
amount excluded from the redemption price		30
Amount of Notes Sold under Private Securitization Transaction		$ 400